Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 35,190,663	$ 29,061,639
Accounts receivable, net	32,607,591	41,797,735
Financing receivables, net	43,105,527	42,543,860
Inventory, net	191,248	236,364
Due from a related party	118,025	0
Advances to suppliers, net	3,695,682	34,131
Prepaid taxes	468,457	499,173
Prepaid expenses and other receivables, net	1,538,014	176,552
Current assets of discontinued operations	887,186	1,321,125
Total current assets	117,802,393	115,670,579
Non-current assets
Property, plant and equipment, net	123,270	25,944
Intangible assets, net	184,547	211,086
Right of use assets	1,060,426	1,232,323
Long-term investment	22,786,158	23,426,105
Non-current assets of discontinued operations	995,012	1,120,560
Total non-current assets	25,149,413	26,016,018
Total assets	142,951,806	141,686,597
Current liabilities
Short-term bank loans	0	2,264,812
Accounts payable	358	851,405
Due to related parties	0	872,723
Customer deposits	11,576	102,933
Taxes payable	1,561,641	1,186,957
Lease liabilities - current	139,222	163,343
Loan payable to third parties	3,250,734	3,522,521
Convertible note	198,000	1,727,694
Accrued liabilities and other payables	1,574,174	4,321,793
Current liabilities of discontinued operations	5,020,263	4,599,000
Total current liabilities	11,755,968	17,608,160
Non-current liabilities
Warrant liabilities - non-current	2,000,000	0
Lease liabilities - non-current	919,781	1,073,205
Total non-current liabilities	2,919,781	1,073,205
Total liabilities	14,675,749	18,681,365
Equity
Additional paid-in capital	94,768,246	86,018,933
Statutory reserves	102,747	7,490,398
Retained earnings	48,818,807	44,672,926
Accumulated other comprehensive loss	(12,382,068)	(12,464,273)
Equity attributable to Tantech Holdings Ltd	131,307,732	125,717,984
Non-controlling interest	(3,031,675)	(2,712,752)
Total equity	128,276,057	123,005,232
Total liabilities and equity	$ 142,951,806	$ 141,686,597